Note 8 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Legal, tax and accounting fees	52,982	254,348
Salary and related costs	348,657	231,290
Research and development costs	1,052,814	462
Patent fees	395,420	314,802
Inventory purchases	268,317	188,720
Occupancy expenses	345	111,142
Other	682,280	51,244
	2,800,815	1,152,008